Fair values (Tables)	12 Months Ended
Mar. 31, 2025
Fair Values [Abstract]
Summary of carrying amounts and fair value of the financial instruments

Set out below, is a comparison by class of the carrying amounts and fair value of the financial instruments of the Group:

	As at March 31, 2024		As at March 31, 2025		As at March 31, 2025
	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Fair value
	(INR)	(INR)	(INR)	(INR)	(USD)	(USD)
Financial assets

Measured at amortised cost
Security deposits	543	543	754	754	9	9
Bank deposits with remaining maturity for more than twelve months	2,888	2,888	2,433	2,433	28	28
Trade receivables	21,856	21,856	24,268	24,268	284	284
Cash and cash equivalents	27,021	27,021	40,419	40,419	473	473
Bank balances other than cash and cash equivalents	50,706	50,706	40,099	40,099	469	469
Advances recoverable	1,449	1,449	634	634	7	7
Interest accrued on fixed deposits	1,003	1,003	900	900	11	11
Interest accrued on loans to related parties	4	4	15	15	0	0
Government grant receivable	322	322	288	288	3	3
Deferred consideration receivable	1,026	1,026	385	385	5	5
Loans to related parties	232	232	284	284	3	3
Other current financial assets	438	438	554	554	6	6

Measured at fair value through profit or loss
Investments	2,325	2,325	1,342	1,342	16	16

Financial assets designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	3,566	3,566	7,398	7,398	87	87

Financial liabilities
Measured at amortised cost
Interest-bearing loans and borrowings - long term	595,664	585,787	642,691	631,249	7,524	7,389
Interest accrued	2,957	2,957	5,405	5,405	63	63
Capital creditors	40,092	40,092	32,545	32,545	381	381
Purchase consideration payable	44	44	44	44	1	1
Liability for operation and maintenance	2,193	2,193	1,323	1,323	15	15
Interest-bearing loans and borrowings - short term	51,652	51,652	80,327	80,327	940	940
Trade payables	9,094	9,094	8,173	8,173	96	96

Financial liabilities at fair value
Liability for put options with non-controlling interests	5,935	5,935	6,370	6,370	75	75

Financial liabilities at fair value through profit or loss
Derivative instruments - share warrants	772	772	190	190	2	2

Financial liabilities designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	546	546	857	857	10	10